Maintenance Rights Intangible and Lease Premium (Details 3) (USD $) In Thousands, unless otherwise specified	11 Months Ended
Dec. 31, 2014
Components of maintenance rights intangible and lease premiums
Amortization expense	$ 14,461
Lease premium
Components of maintenance rights intangible and lease premiums
Gross Carrying Amount	106,743
Accumulated Amortization	(14,462)
Net	92,281
Estimated amortization expense for the next five years
2015	21,788
2016	19,600
2017	13,633
2018	11,220
2019	$ 10,466
Lease premium | Weighted Average
Components of maintenance rights intangible and lease premiums
Amortization period	5 years 7 months 6 days